Investments	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Investments
16. INVESTMENTS

	2020	2019
Non-Current
Investments in other companies:
- Cementos del Plata S.A.	3,481	3,481
- Yguazú Cementos S.A. (Note 42)	—	6,017,953

Total	3,481	6,021,434

Current
Short-term investments:
- Mutual fund in pesos	2,366,695	1,267,841
- Fix-term deposit in pesos	1,742,228	—
- Short-term investments in foreign currency	—	120,261

Total	4,108,923	1,388,102

Short-term investments in pesos accrue interest at an annual nominal rate of approximately 31.05% and 56.8% as of December 31, 2020 and 2019, respectively.
Short-term investments in US dollars accrued interest as of December 31, 2019 at a 0.6% annual nominal average interest.
These short-term investments are maintained for investment purposes and are made for variable periods ranging from one day to three months, according to the Group’s funding needs.